SCHEDULE OF ACCRUED WARRANTY (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Accrued warranty - beginning of period	$ 104	$ 204
Warranty costs incurred	(9)	(96)
Translation adjustment	1	(4)
Accrued warranty - end of period	$ 96	$ 104